Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.2985	$ 1	¥ 7.0798	$ 1	¥ 6.8972
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.1887	$ 1	¥ 7.0748	$ 1	¥ 6.729